Deposits, Payments and Other Receivables, Net	6 Months Ended
Mar. 31, 2025
Receivables [Abstract]
DEPOSITS, PAYMENTS AND OTHER RECEIVABLES, NET

6. DEPOSITS, PAYMENTS AND OTHER RECEIVABLES, NET

Deposits, payments and other receivables, net consist of the following:

	September 30,	As of March 31,
	2024	2025	2025
	RMB	RMB	US$
Payments for suppliers	1,571,422	116,830	16,100
Deferred IPO costs	10,961,224	13,238,746	1,824,348
Others	70,658	96,984	13,365
Total	12,603,304	13,452,560	1,853,812